Form N-1A Cover	Nov. 20, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 20, 2025
Prospectus Date	Oct. 28, 2025